UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08902

Exact Name of Registrant as Specified in Charter: 1838 Investment Advisors Funds

    Address of Principal Executive Offices: 113 King Street, Armonk, NY 10504

            Name and address of agent for service: Richard Walz,
                        113 King Street, Armonk, NY 10504

                    Copies to:  Thomas E. Stabile,
                                113 King Street,
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: October 31

                    Date of reporting period: October 31, 2005

ITEM 1: Reports to Shareholders

1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

FELLOW SHAREHOLDER:
For the year ending October 31, 2005, the total return of the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE") was 18.09%. During this period, the 1838 International Equity Fund had a total return of 22.20%, outperforming the EAFE benchmark by 4.11%. During the second half of the year, the period from April 30, 2005 through October 31, 2005, these numbers were 8.63% for the EAFE, 11.70% for the Fund's net asset value per share growth and 3.07% for the outperformance of the Fund over the EAFE.


MARKET DEVELOPMENTS:
Equity market indices in all major international regions showed very strong absolute results during the year ending October 31, 2005. Within EAFE, the Japanese market led the pack with a 22.41% gain, closely followed by Asia ex-Japan at 21.77% and Europe at 16.69%. Many emerging markets did even better. Equity markets were boosted by corporate earnings generally beating analysts' expectations, continued high economic growth in the US, China, India and even Japan and some improvement in leading indicators for economic growth in Europe. A strengthening of the US dollar versus the yen and European currencies also supported the earnings outlook. In Japan, the re-election of the popular Prime Minister Junichiro Koizumi and the much improved balance sheets of the banks led predominantly foreigners to step up investments in the equity market.

All sectors participated in the rallying markets, led by those that are particularly sensitive to economic growth such as Materials, Energy and Industrials. However, Technology and Telecommunications stocks lagged the broader market indices.


RELATIVE PERFORMANCE BY REGION:
The Fund's allocation to regions not part of EAFE such as Canada, Mexico and other emerging markets provided a relatively high - 28% - contribution to overall outperformance during the year. In Canada, the stock price of oil and gas producer Encana gained 84.9%, while in Mexico, those of mobile phone services provider America Movil and of retailer Wal Mart de Mexico rose 79.0% and 48.6% respectively. Our holding in ICICI Bank in India benefited greatly - with a 50.0% rise in share price - from continued emerging markets strength. The Fund's selection in Japan showed very strong relative returns, boosted by a 110% gain in Kobe Steel and gains in Kubota (tractors) and Sumitomo Realty & Development of around 50%. The portfolio had below benchmark exposure to Japan - on average 17.7% versus 22.0% for the benchmark, the negative effect of which was offset however by the exposure to Emerging Markets. In Asia ex-Japan and in Europe, the portfolio also experienced favorable stock selection results.


RELATIVE PERFORMANCE BY SECTOR:
The Fund outperformed the benchmark in all ten MSCI sectors, with proportionately the strongest relative results in Materials, Telecommunications, Industrials and Consumer Discretionary. The largest positive contributors in each of those sectors were respectively Kobe Steel, America Movil, Grupo Ferrovial (the Spanish construction group) and Continental (German tire and braking systems manufacturer). Only in Financials was the outperformance minimal in size, due to disappointing share price developments in Royal Bank of Scotland, HSBC - both with slowdown in consumer lending in the UK partly to blame - and DBS Group (lender in Singapore and Hong Kong).

We made a few switches in the banking industry holdings to increase the growth potential, selling out of Danske Bank and Bank of Nova Scotia and establishing positions in National Bank of Greece and Akbank (in Turkey).


CONCLUSION:
The Fund showed strong absolute and relative performance during this year. The 5-year long headwind of "value" stocks over "growth" stocks abated during the year and strong stock selection across all sectors and major regions created outperformance above our historical average. Since August 3, 2005, the Fund has a ten year track record. Through October the annualized performance since inception was 2.18% above the benchmark after Fund expenses, which ranked the Fund in the top quartile for one, three, five and ten year performances amongst Foreign Large

1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Cap Growth Funds, according to Morningstar. We will strive to continue to manage the Fund with our conservative growth strategy, focusing on market leaders with strategies in place to continue profitable growth. We thank you for your confidence in our team.

                                   Sincerely,



                                   Hans van den Berg
                                   President and Portfolio Manager
November 11, 2005

                            INTERNATIONAL EQUITY FUND
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT*

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                 FINAL VALUE
                                         10      OF A $10,000
                 1 YEAR      5 YEAR     YEAR      INVESTMENT
                  -----       -----     -----     -----------
 FUND             22.20%      3.39%     7.97%      $21,536
 EAFE             18.09%      3.02%     5.81%      $17,587


 [LINE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

          1838 INTERNATIONAL
              EQUITY FUND        EAFE
 OCT-95         $10,000        $10,000
 OCT-96          10,911         11,047
 OCT-97          12,572         11,559
 OCT-98          13,440         12,673
 OCT-99          17,351         15,608
 OCT-00          18,230         15,156
 OCT-01          13,866         11,366
 OCT-02          11,917          9,865
 OCT-03          14,722         12,532
 OCT-04          17,624         14,892
 OCT-05          21,550         17,587

* PAST PERFORMANCE OF THE FUND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. THE 1838 INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON AUGUST 3, 1995. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DISTRIBUTIONS REINVESTED. RETURNS MAY BE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE FUND'S EXPENSE CAP. PLEASE BEAR IN MIND THAT INVESTING IN FOREIGN SECURITIES INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION, LESS EXTENSIVE REGULATION OF FOREIGN BROKERS AND POSSIBLE POLITICAL INSTABILITY. THE EAFE
  IS AN UNMANAGED INDEX REPRESENTING THE MARKET VALUE WEIGHTED PRICE OF 1,100 STOCKS OF THE MAJOR STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST WITHOUT ANY ASSOCIATED EXPENSES AND THE RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY MBIA CAPITAL MANAGEMENT CORPORATION. SEE THE FINANCIAL HIGHLIGHTS ON PAGE 12 FOR MORE DETAILS.

1838  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                          MARKET SECTOR DIVERSIFICATION
                                OCTOBER 31, 2005



CONSUMER DISCRETIONARY       10.89%
CONSUMER STAPLES             10.01%
ENERGY                        8.26%
FINANCIALS                   25.90%
HEALTH CARE                   5.87%
INDUSTRIALS                  11.02%
INFORMATION TECHNOLOGY        7.12%
MATERIALS                     8.03%
OTHER                         2.95%
TELECOMMUNICATION SERVICES    5.45%
UTILITIES                     4.50%


                                 EXPENSE EXAMPLE
                                OCTOBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 - October 31, 2005).



ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by MBIA-MISC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds.

1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


                           EXPENSE EXAMPLE (Continued)
                                OCTOBER 31, 2005


These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTIONAL COSTS, SUCH AS SALES CHARGES (LOADS), REDEMPTION FEES, OR EXCHANGE FEES. THEREFORE, THE SECOND LINE OF THE TABLE IS USEFUL IN COMPARING ONGOING COSTS ONLY, AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF THESE TRANSACTIONAL COSTS WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER.



                                                BEGINNING                ENDING            EXPENSES PAID
                                              ACCOUNT VALUE           ACCOUNT VALUE        DURING PERIOD
                                                 5/1/05                 10/31/05         5/1/05 - 10/31/05
-----------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $1,117.01             $6.67
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         1,000.00                1,018.90              6.36
-----------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.25%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). THIS EXPENSE RATIO REFLECTS AN EXPENSE WAIVER.

1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                                                                                        VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
AUSTRIA -- 1.87%
   Erste Bank Der Oester Spark                Banks...............................         6,580   $      342,142
                                                                                                   --------------

AUSTRALIA -- 2.11%
   BHP Billiton Ltd.                          Metal & Mining......................        24,838          384,943
                                                                                                   --------------

CANADA -- 2.23%
   Encana Corporation                         Oil & Gas...........................         8,921          408,405
                                                                                                   --------------

FINLAND -- 1.33%
   Fortum OYJ                                 Electric-Intergrated................        13,710          242,518
                                                                                                   --------------

FRANCE -- 9.31%
   AXA, Inc.                                  Insurance...........................        11,335          328,136
   Axalato*                                   Technology Hardware.................         7,012          190,797
   BNP Paribas                                Banks...............................         3,177          240,825
   Essilor International                      Health Care Equipment & Supplies....         4,126          339,544
   LVMH Moet-Hennessy L. Vuitton SA           Consumer Durables & Apparel.........         2,784          225,356
   Total SA (B Shares)                        Oil & Gas...........................         1,503          378,026
                                                                                                   --------------
                                                                                                        1,702,684
                                                                                                   --------------

GERMANY -- 10.09%
   Continental AG                             Automobiles & Components............         4,686          357,949
   Deutsche Bank AG                           Banks...............................         2,377          222,273
   E. ON AG                                   Electric Utilites...................         3,836          347,391
   adidas-Salomon AG                          Consumer Durables & Apparel.........         1,212          203,248
   SAP AG                                     Software............................         1,217          208,575
   Siemens AG                                 Industrial Conglomerate.............         3,223          239,470
   Celesio AG                                 Pharmaceuticals.....................         3,142          265,540
                                                                                                   --------------
                                                                                                        1,844,446
                                                                                                   --------------

GREECE -- 2.49%
   National Bank of Greece-Cstock             Banks...............................         5,773          225,137
   Coca-Cola Hellenic Bottling SA             Beverages...........................         8,461          230,498
                                                                                                   --------------
                                                                                                          455,635
                                                                                                   --------------

HONG KONG -- 2.77%
   Esprit Holdings Ltd.                       Retailing...........................        38,994          276,239
   China Resources Power Holdings             Electric Utilities..................       384,000          230,875
                                                                                                   --------------
                                                                                                          507,114
                                                                                                   --------------

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                            OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                                                                                       VALUE
                                                          INDUSTRY                        SHARES      (NOTE 2)
                                                          ---------                      --------    -----------
HUNGARY -- 1.39%
   Mol Magyar Olaj GDR                        Oil & Gas...........................         2,750   $      253,687
                                                                                                   --------------

INDIA -- 1.51%
   ICICI Bank Ltd. - Sponsored ADR            Banks...............................        11,663          275,830
                                                                                                   --------------

IRELAND -- 4.63%
   Allied Irish Bank PLC.                     Banks...............................        12,548          263,033
   Anglo Irish Bank Corp.                     Banks...............................        28,094          380,720
   CRH PLC                                    Construction Materials..............         8,093          201,933
                                                                                                   --------------
                                                                                                          845,686
                                                                                                   --------------

INDONESIA -- 0.85%
   PT Indonesian Satellite                    Telecommunication Services..........         6,456          155,590
                                                                                                   --------------

ISRAEL -- 1.46%
   TEVA Pharmaceutical Ind. - ADR             Pharmaceuticals.....................         7,007          267,107
                                                                                                   --------------

JAPAN -- 19.76%
   Canon Inc.                                 Office Electronics..................         4,500          238,192
   Casio Computer CO Ltd                      Electronic Equipment & Instruments..        14,400          217,486
   Daiwa Securities Group                     Diversified Financial Services......        27,000          221,801
   Hoya Corp.                                 Health Care Equipment & Services....         8,000          280,207
   JSR Corp.                                  Chemicals...........................         9,600          226,308
   Kobe Steel Ltd.                            Construction Materials..............       129,000          381,151
   Kubota Corporation                         Machinery...........................        45,000          327,395
   Sharp Corp.                                Household Durables..................        12,000          164,783
   SMC Corp.                                  Machinery...........................         1,900          252,859
   Sumitomo Realty & Dev. Co., Ltd.           Real Estate.........................        17,000          275,024
   Terumo Corp.                               Pharmaceuticals.....................         7,800          236,616
   Toray Industries Inc.                      Industrial Materials................        49,000          271,884
   Toyota Motor Corp.                         Automobiles & Components............        11,200          519,372
                                                                                                   --------------
                                                                                                        3,613,078
                                                                                                   --------------

MEXICO -- 3.23%
   America Movil SA (L Shares) - ADR          Wireless Telecommunication Services.        12,044          316,155
   Wal-Mart De Mexico                         Retail..............................         5,633          273,953
                                                                                                   --------------
                                                                                                          590,108
                                                                                                   --------------
NETHERLANDS -- 4.07%
   ING Groep NV                               Diversified Financial Services......        10,388          299,436
   Koninklijke Numico NV*                     Food Products.......................         5,841          236,440
   Reed Elsevier NV                           Media...............................        15,523          208,951
                                                                                                   --------------
                                                                                                          744,827
                                                                                                   --------------

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                            OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                                                                                          VALUE
                                                          INDUSTRY                        SHARES        (NOTE 2)
                                                          ---------                      --------      -----------
NORWAY -- 1.42%
   Telenor ASA                                Telecommunication Services..........        26,610   $      259,659
                                                                                                   --------------

SINGAPORE -- 2.71%
   DBS Group Holdings Ltd.                    Banks...............................        22,255          201,260
   Keppel Corp. Ltd.                          Diversified Financials..............        42,900          294,030
                                                                                                   --------------
                                                                                                          495,290
                                                                                                   --------------

SPAIN -- 2.88%
   Banco Popular Espanol SA                   Banks...............................        17,482          212,166
   Grupo Ferrovial SA                         Construction & Engineering..........         4,249          313,750
                                                                                                   --------------
                                                                                                          525,916
                                                                                                   --------------

SWEDEN -- 2.47%
   Ericsson (LM) Tel - Sponsored ADR          Telecommunications Equipment........         7,179          235,543
   Getinge AB (B Shares)                      Health Care Equipment & Services....        17,271          215,861
                                                                                                   --------------
                                                                                                          451,404
                                                                                                   --------------

SWITZERLAND -- 4.20%
   Nestle SA - Sponsored ADR                  Food Products.......................         3,328          247,454
   Novartis AG - Registered Shares            Pharmaceuticals.....................         5,658          303,898
   SGS SA                                     Commercial Services.................           295          217,100
                                                                                                   --------------
                                                                                                          768,452
                                                                                                   --------------

TURKEY -- 1.44%
   Akbank T.A.S.*                             Banks...............................        21,195          263,369
                                                                                                   --------------

UNITED KINGDOM -- 12.67%
   Barclays PLC                               Banks...............................        22,803          225,813
   BP Amoco                                   Oil & Gas...........................        42,134          466,822
   Capita Group PLC                           Commercial Services & Supplies......        27,054          186,691
   HSBC Holdings PLC                          Banks...............................        14,095          221,496
   Reckitt Benckiser PLC                      Household Products..................         7,644          231,008
   Royal Bank of Scotland Group PLC           Banks...............................         8,517          235,887
   Sabmiller PLC                              Brewery.............................        14,151          267,277
   Tesco PLC                                  Food & Drug Retailing...............        40,880          217,715
   Vodafone Airtouch PLC                      Wireless Telecommunication Services.       100,508          264,369
                                                                                                   --------------
                                                                                                        2,317,078
                                                                                                   --------------
TOTAL COMMON STOCK (Cost $12,451,234)..............................................                    17,714,968
                                                                                                   --------------


                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                            OCTOBER 31, 2005
--------------------------------------------------------------------------------


                                                                                                       VALUE
                                                                                          SHARES      (NOTE 2)
                                                                                         --------    -----------
SHORT-TERM INVESTMENT -- 2.95%
   Evergreen Institutional Money Market Fund - I Shares (Cost $538,926)...........       538,926   $      538,926
                                                                                                   --------------

TOTAL INVESTMENTS (Cost $12,990,160)  -- 99.84%....................................                    18,253,894

OTHER ASSETS AND LIABILITIES, NET -- 0.16%     ....................................                        29,286
                                                                                                   --------------

NET ASSETS -- 100.00%...............................................................               $   18,283,180
                                                                                                   ==============

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Investments
   Consumer Discretionary -- 10.89%     Information Technology -- 7.12% Consumer
   Staples -- 10.01%                    Materials -- 8.03%
   Energy -- 8.26%                      Other -- 2.95%
   Financials -- 25.90%                 Telecommunication Services -- 5.45%
   Health Care -- 5.87%                 Utilities -- 4.50%
   Industrials -- 11.02%



* Non-income producing security
ADR -- American Depository Receipt

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
STATEMENTS OF ASSETS AND LIABILITIES                            OCTOBER 31, 2005
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (identified cost $12,990,160) (Note 2)............    $18,253,894
Foreign Cash (identified cost $8,830)...................................          8,480
Receivables:
   Fund shares sold.....................................................         10,000
   Dividends, interest and foreign tax reclaims.........................         39,553
   Reimbursement due from advisor.......................................         97,879
                                                                            -----------
     Total assets.......................................................     18,409,806
                                                                            -----------

LIABILITIES:
Accrued expenses........................................................        126,626
                                                                            -----------
     Total liabilities..................................................        126,626
                                                                            -----------
NET ASSETS..............................................................    $18,283,180
                                                                            ===========

NET ASSETS CONSIST OF:
Shares of beneficial interest...........................................    $     1,190
Additional capital paid-in..............................................     16,904,914
Undistributed net investment income.....................................        156,909
Accumulated net realized loss on investments............................     (4,046,277)
Net unrealized appreciation on:
   Investments..........................................................      5,263,383
   Translation of assets and liabilities in foreign currencies..........          3,061
                                                                            -----------
NET ASSETS..............................................................    $18,283,180
                                                                            ===========
Shares of beneficial interest outstanding...............................      1,190,446
                                                                            -----------
NET ASSET VALUE, offering and redemption price per share
   (Net assets/Outstanding shares of beneficial interest)...............    $     15.36
                                                                            ===========


                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends.....................................................................   $    509,834
   Interest......................................................................          8,791
   Foreign taxes withheld........................................................        (53,845)
                                                                                     -----------
       Total investment income...................................................        464,780
                                                                                     -----------

EXPENSES:
   Investment advisory fees (Note 4).............................................        184,790
   Legal fees....................................................................        114,030
   Administration fees (Note 4)..................................................         60,000
   Accounting fees (Note 4)......................................................         60,000
   Trustees' fees (Note 4).......................................................         28,560
   Registration fees.............................................................         24,547
   Custodian fees................................................................         22,233
   Insurance.....................................................................         22,055
   Transfer agency fees (Note 4).................................................         20,000
   Reports to shareholders.......................................................         15,298
   Audit fees....................................................................         12,379
   CCO Fees......................................................................          2,384
   Other.........................................................................         19,022
                                                                                     -----------
    Total expenses...............................................................        585,298
    Advisory fees waived (Note 4)................................................       (184,790)
    Reimbursement from advisor (Note 4)..........................................        (92,637)
                                                                                     -----------
       Total expenses, net.......................................................        307,871
                                                                                     -----------
          Net investment income..................................................        156,909
                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) from:
    Investment transactions......................................................      7,233,482
    Foreign currency transactions................................................        (99,652)
                                                                                     -----------
       Total net realized gain...................................................      7,133,830
                                                                                     -----------
   Change in unrealized appreciation (depreciation) of:
    Investments..................................................................     (1,611,986)
    Translation of assets and liabilities in foreign currencies..................        (27,790)
                                                                                     -----------
       Total change in unrealized appreciation (depreciation)....................     (1,639,776)
                                                                                     -----------
           Net realized/unrealized gain on investments and foreign currency......      5,494,054
                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................    $ 5,650,963
                                                                                     ===========


                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEAR ENDED OCTOBER 31,
--------------------------------------------------------------------------------

                                                                                   2005                   2004
                                                                               -----------            -----------
DECREASE IN NET ASSETS:
Operations:
   Net investment income..........................................             $   156,909            $   247,748
   Net realized gain from investment and
     foreign currency transactions................................               7,133,830              5,679,915
   Change in unrealized appreciation (depreciation) of
     investments and foreign currency.............................              (1,639,776)             1,883,650
                                                                               -----------            -----------
       Net increase in net assets resulting from operations.......               5,650,963              7,811,313
                                                                               -----------            -----------
Decrease in net assets from Fund share transactions (Note 5)......             (17,408,046)           (27,861,758)
                                                                               -----------            -----------
Decrease in net assets............................................             (11,757,083)           (20,050,445)

NET ASSETS:
Beginning of year.................................................              30,040,263             50,090,708
                                                                               -----------            -----------
End of year (including undistributed net investment
   income of $156,909 and $0, respectively) ......................             $18,283,180            $30,040,263
                                                                               ===========            ===========

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each fiscal year and other performance information derived from the financial statements. It should be read in conjuntion with the financial statements and notes thereto.

                                                                      FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                             ------------------------------------------------------
                                                               2005        2004        2003       2002        2001
                                                             -------     -------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF YEAR.................          $12.57      $10.50       $8.50       $9.89     $14.59
                                                             -------      ------     -------     -------    -------
 INVESTMENT OPERATIONS:
  Net investment income.............................            0.13        0.10        0.05        0.01       0.03
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions...            2.66        1.97        1.95       (1.40)     (3.19)
                                                             -------      ------     -------     -------    -------
      Total from investment operations..............            2.79        2.07        2.00       (1.39)     (3.16)
                                                             -------      ------     -------     -------    -------
 DISTRIBUTIONS:
  From net short-term realized gain on investments..            --           --           --          --      (0.22)
  From net long-term realized gain on investments...            --           --           --          --      (1.32)
                                                             ------       ------     -------     -------    -------
    Total distributions.............................            --           --           --          --      (1.54)
                                                             ------       ------     -------     -------    -------
 NET ASSET VALUE, END OF YEAR.......................          $15.36      $12.57      $10.50       $8.50      $9.89
                                                             =======      ======     =======     =======    =======

 TOTAL RETURN.......................................          22.20%      19.71%      23.53%    (14.05)%   (23.94)%

 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses (net of fee waivers)1....................           1.25%       1.25%       1.23%       1.10%      1.04%
  Expenses (excluding fee waivers) .................           2.37%       1.48%         N/A         N/A        N/A
  Net investment income.............................           0.64%       0.63%       0.55%       0.08%      0.26%
 Portfolio turnover rate............................          16.61%      36.70%      45.93%      31.51%     41.58%
 Net assets, end of year (in 000's).................         $18,285     $30,040     $50,091     $56,507    $72,007

1 The adviser has voluntarily agreed to waive its fees and/or reimburse the Fund so the total operating expenses do not exceed 1.25% of average daily net assets.

                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF THE FUNDS

The 1838 Investment Advisors Funds (the "Trust") was organized as a Delaware business trust on December 9, 1994, and is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust consists of one Fund, the 1838 International Equity Fund (the "Fund"). The Fund commenced operations on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of equity securities of issuers located in countries other than the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION. The Fund's securities for which representative market quotations are available will be valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the security's principal market or exchange on which it trades. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but prior to the NAV calculation, then that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

FEDERAL INCOME TAXES. The Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

        (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts ("FFCEC"). Additionally, the Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at fair value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
(loss) from foreign currency transactions. There were no FFCEC to hedge foreign currency assets outstanding at October 31, 2005.

1838 INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED                  OCTOBER 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS AND BOOK/TAX DIFFERENCES. All distributions by the Fund will be made annually in December. Additional distributions may be made by the Fund to the extent necessary. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America ("GAAP"). These differences are primarily due to differing treatments of gains or losses on foreign currency transactions and losses deferred due to wash sales. Net investment income, short-term gains and foreign currency gains are taxed as ordinary income and long-term gains are taxed as capital gains. There were no distributions during the fiscal years ended October 31, 2005 and 2004.

At October 31, 2005, the components of distributable earnings on a tax basis were as follows:

           UNDISTRIBUTED      CAPITAL LOSS       NET UNREALIZED
          ORDINARY INCOME     CARRYFORWARD        APPRECIATION
          --------------       -----------        ------------
             $57,257          $(3,863,627)         $5,263,383

As of October 31, 2005, the following table shows the capital loss carryovers available to offset possible future capital gains for the Fund:

                         AMOUNT          EXPIRATION DATE
                     -------------       ---------------
                      $(3,863,627)          10/31/2011

During the year ended October 31, 2005, there were no reclassifications required to align financial reporting with tax reporting.

At October 31, 2005, the following table shows for federal tax purposes the aggregate cost of investments, the net unrealized appreciation/(depreciation) of those investments, the aggregate gross unrealized appreciation of all securities with an excess of market value over tax cost and the aggregate gross unrealized depreciation of all securities with an excess of tax cost over mar-ket value.

   AGGREGATE        NET UNREALIZED     GROSS UNREALIZED       GROSS UNREALIZED
   TAX COST          APPRECIATION        APPRECIATION           DEPRECIATION
--------------       -------------      --------------         --------------
  $12,990,511         $5,263,383          $5,436,028              $172,645

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The specific identification method is utilized for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES
During the fiscal year ended October 31, 2005, purchases and sales of investment securities, other than short-term investments, were as follows:

                       PURCHASES            SALES
                      ----------         -----------
                      $4,028,247         $21,885,928

1838 INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED                  OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 4 - ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Van Kampen Asset Management ("VKAM") was appointed interim investment advisor to the Fund on July 28, 2005. Prior to July 28, 2005, 1838 Investment Advisors, LP ("1838 Investment Advisors") served as investment advisor to the Fund.

Under the terms of the Fund's Interim Investment Advisory Agreement, VKAM provides investment advice to the Fund for an annual fee at the rate of 0.75% of average daily net assets. If the majority of the Fund's outstanding shares approve an investment advisory contract between the Fund and VKAM by the end of the 150-day period, the interim advisory fee will be paid to VKAM. If the majority of the Fund's outstanding shares do not approve a contract between the Fund and VKAM, the lesser of the interim advisory fee or the cost of VKAM's services will be paid to VKAM. VKAM has voluntarily agreed to waive its interim advisory fee and/or reimburse the Fund monthly to the extent that the total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.25% of the Fund's average daily net assets.

1838 Investment Advisors provided investment advice to the Fund for the period through July 27, 2005 for an annual fee at the rate of 0.75% of average daily net assets. 1838 Investment Advisors voluntarily waived its advisory fee and/or reimbursed the Fund monthly to the extent that the total operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceeded an annual rate of 1.25% of the Fund's average daily net assets.

MBIA Municipal Investors Services Corporation ("MBIA MISC"), a direct, wholly-owned subsidiary of MBIA Inc, serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Fund dated November 1, 2004. The Administrator is responsible for services such as financial reporting, compliance monitoring and corporate management. The Trust paid MBIA MISC a monthly asset-based fee at the annual rate of 0.06% of the Fund's average daily net assets, with a minimum annual fee of $60,000. For the fiscal year ended October 31, 2005, MBIA MISC's administration fees amounted to $60,000.

MBIA MISC also serves as Accounting Agent to the Trust. As Accounting Agent, MBIA MISC determines the Fund's net asset value per share and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. The Trust pays MBIA MISC a monthly asset-based fee at the annual rate of $60,000, plus 0.03% of average daily net assets in excess of $50 million. For the fiscal year ended October 31, 2005, MBIA MISC's accounting fees amounted to $60,000.

MBIA MISC also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, MBIA MISC receives an annual fee of $20,000, and is reimbursed for out-of-pocket expenses. For the fiscal year ended October 31, 2005, MBIA MISC's transfer agent fees amounted to $20,000.

MBIA Capital Management Corporation (the "distributor"), a direct, wholly-owned subsidiary of MBIA Inc., entered into a Distribution Agreement with the Trust to assist in securing purchasers for shares of the Fund. The distributor also directly or through its affiliates, provides investor support services. The distributor receives no compensation for distributing the Fund's shares, except for reimbursement of its out-of-pocket expenses.

The Trustees of the Trust who are "interested persons" of the Trust, the Investment Advisor or its affiliates and all personnel of the Trust or the Investment Advisor performing services related to research, statistical and investment activities are paid by the Investment Advisor or its affiliates.

1838 INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED                  OCTOBER 31, 2005
--------------------------------------------------------------------------------

NOTE 5 - FUND SHARE TRANSACTIONS

At October 31, 2005, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. The fol-lowing table summarizes the activity in shares of the Fund:


                                                         FOR THE FISCAL YEAR        FOR THE FISCAL YEAR
                                                       ENDED OCTOBER 31, 2005     ENDED OCTOBER 31, 2004
                                                      -------------------------  -------------------------
                                                        SHARES        AMOUNT       SHARES       AMOUNT
                                                      ----------- ------------   -----------  -------------
Shares sold.....................................       454,074      $6,544,090     250,288      $2,908,449
Shares redeemed.................................    (1,654,064)    (23,952,136) (2,628,487)    (30,770,207)
                                                     ---------     -----------   ---------     -----------
Net decrease....................................    (1,199,990)   $(17,408,046) (2,378,199)   $(27,861,758)
                                                                  ============                ============
Shares outstanding:
     Beginning of year..........................     2,390,436                   4,768,635
                                                     ---------                   ---------
     End of year...............................      1,190,446                   2,390,436
                                                     =========                   =========

NOTE 6 - CONCENTRATION OF RISKS

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economical developments and the level of government supervision and regulation of securities markets in the various countries.

NOTE 7 - LIQUIDATION AND TERMINATION OF THE 1838 FIXED INCOME FUND (UNAUDITED)

At a meeting held on June 13, 2005, the Board of Trustees of the Trust unanimously approved the liquidation and termination of the 1838 Fixed Income Fund (the "Fixed Income Fund"). The outstanding shares of the Fixed Income Fund were redeemed and operations were terminated as of the close of business on July 26, 2005.

NOTE 8 - SUBSEQUENT EVENT

At a meeting on December 13, 2005, the Fund's shareholders approved the reorganization of the Fund into the Van Kampen International Growth Fund for which VKAM serves as investment advisor.

1838 INTERNATIONAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE 1838 INVESTMENT ADVISORS FUNDS

We have audited the accompanying statement of assets and liabilities of International Equity Fund, a series of 1838 Investment Advisors Funds, including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2002 were audited by other auditors whose report dated December 12, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



TAIT, WELLER & BAKER LLP
Philadelphia, PA
December 6, 2005 (Except for Note 8, as to which the date is December 13, 2005)

1838 INTERNATIONAL EQUITY FUND
ADDITIONAL INFORMATION REGARDING THE TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                                               LENGTH OF
                               POSITION(S)                         PRINCIPAL OCCUPTION                        TIME SERVED;
NAME, ADDRESS AND AGE          WITH THETRUST           AND DIRECTORSHIPS DURING THE PAST FIVE YEARS          TERM OF OFFICE
---------------------------------------------------------------------------------------------------------------------------
W. Thacher Brown (57)         Chairman and             Retired. Formerly President and Director, 1838           1995 to
113 King Street               Trustee of the Trust     Investment Advisors, LLC (successor company              present;
Armonk, NY 10504                                       to 1838 Investment Advisors, Inc. and 1838               indefinite
                                                       Investment Advisors, L.P.) (1988 - 2004);
                                                       President and Chief Executive Officer, 1838
                                                       Investment Advisors, Inc. (1988 - 1998);
                                                       Formerly President, MBIA Asset Management,
                                                       LLC (successor company to MBIA Asset
                                                       Management Corp.); Director, 1838 Bond-
                                                       Debenture Trading Fund; Airgas, Inc. and
                                                       Harleysville Mutual Insurance Company,
                                                       Harleysville Group.
---------------------------------------------------------------------------------------------------------------------------
Charles D. Dickey, Jr. (87)   Trustee of               Retired. Formerly Chairman and CEO of Scott              1995 to
113 King Street               the Trust                Paper Company (retired as CEO 1983;                      present;
Armonk, NY 10504                                       retired as Director, 1988); Formerly Director            indefinite
                                                       of General Electric Company (retired 1991).
---------------------------------------------------------------------------------------------------------------------------
Frank B. Foster, III (71)     Trustee of               Chairman, DBH Assoc. (1987-Present);                     1995 to
113 King Street               the Trust                Director, OAO Technology Solutions Inc.                  present;
Armonk, NY 10504                                       (NASDAQ) (1997-2004); Director; Airgas                   indefinite
                                                       Inc. (1986-2004).
---------------------------------------------------------------------------------------------------------------------------
Robert P. Hauptfuhrer (73)    Trustee of               Director, Quaker Chemical Corp. (1977-Present).          1995 to
113 King Street               the Trust                                                                         present;
Armonk, NY 10504                                                                                                indefinite
---------------------------------------------------------------------------------------------------------------------------
Johannes B. van den Berg (48) President  &             Managing Director, Morgan Stanley Investment             1995 to
100 Front Street              Portfolio Manager        Management (2005-present); Managing Director,            present;
West Conshohocken, PA 19428   of the Trust             1838 Investment Advisors, LP (successor company          indefinite
                                                       to 1838 Investment Advisors, LLC, 1838 Investment
                                                       Advisors, Inc. and 1838 Investment Advisors, L.P.)
                                                       (1997 - 2005); Managing Director and Portfolio
                                                       Manager, 1838 Investment Advisors (1994-1998);
                                                       President, MeesPierson Capital Management, Inc.
                                                       (1994-1998).

1838 INTERNATIONAL EQUITY FUND
ADDITIONAL INFORMATION REGARDING THE TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                LENGTH OF
                                 POSITION(S)                      PRINCIPAL OCCUPTION                          TIME SERVED;
NAME, ADDRESS AND AGE          WITH THE TRUST          AND DIRECTORSHIPS DURING THE PAST FIVE YEARS           TERM OF OFFICE
-------------------------------------------------------------------------------------------------------------------------------
Richard Walz (46)             Treasurer and Chief      Director of Operations of MBIA's fixed income            2005 to
113 King Street               Compliance Officer       business, Chief Compliance Officer of MBIA               present;
Armonk, NY 10504              of the Trust             Capital Management Corp., MBIA Municipal                 indefinite
                                                       Investor Service Corp. and Colorado
                                                       Investors Service Corp.

Additional information about the Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and available upon request without charge by calling 877-367-1838.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)
--------------------------------------------------------------------------------

The Funds have adopted the Advisor's proxy voting policies and procedures to govern the voting of proxies relating to the voting securities of the Funds. You may obtain a copy of these proxy voting procedures, without charge, by calling
(800) 367-1838 or on the SEC's website at http:// www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is available, without charge, by calling (800) 367-1838 or on the SEC's website at http:// www.sec.gov.


QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Each Fund files a complete statement of investments with the Security and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                           INTERIM INVESTMENT ADVISER
                                   -----------
                           VAN KAMPEN ASSET MANAGEMENT
                           1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020

                                   DISTRIBUTOR
                                   -----------
                       MBIA CAPITAL MANAGEMENT CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                            ACCOUNTING, ADMINISTRATOR
                               AND TRANSFER AGENT
                                   -----------
                  MBIA MUNICIPAL INVESTORS SERVICE CORPORATION
                                 113 KING STREET
                                ARMONK, NY 10504

                                    CUSTODIAN
                                   -----------
                             WACHOVIA NATIONAL BANK
                               123 S. BROAD STREET
                             PHILADELPHIA, PA 19109

                                  LEGAL COUNSEL
                                   -----------
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                            EIGHTEENTH & ARCH STREETS
                             PHILADELPHIA, PA 19103

                                    AUDITORS
                                   -----------
                            TAIT, WELLER & BAKER LLP
                               1818 MARKET STREET
                                   SUITE 2400
                             PHILADELPHIA, PA 19103



                                      1838

                            INVESTMENT ADVISORS FUNDS
                            -------------------------





                            INTERNATIONAL EQUITY FUND




                                  ANNUAL REPORT
                                OCTOBER 31, 2005




AR 10/05

ITEM 2: Code of Ethics

The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant.

ITEM 3: Audit Committee Financial Expert

The Board of Trustees of the registrant has determined that Frank B. Foster, III, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Foster as the Audit Committee's financial expert. Mr. Foster is an "independent" Director pursuant to paragraph (a)(2)of Item 3 to Form N-CSR.

ITEM 4: Principal Accountant Fees and Services

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $14,000 and $23,500 for the fiscal years ending October 31, 2005 and October 31, 2004, respectively.

(b) AUDIT-RELATED FEES. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a).

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $2,000 and $4,000 for the fiscal years ending October 31, 2005 and October 31, 2004, respectively.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)(1) The Fund's Audit Committee has adopted written policies relating to the pre-approval of the audit and non-audit services performed by the Fund's independent auditors. Unless a type of service to be provided by the independent auditors has received general pre-approval, it requires specific pre-approval by the Audit Committee. Under the policies, on an annual basis, the Fund's Audit Committee reviews and pre-approves the services to be provided by the independent auditors without having obtained specific pre-approval from the Audit Committee. The Audit Committee has delegated pre-approval authority to the Audit Committee Chairperson. In addition, the Audit Committee pre-approves any permitted non-audit services to be provided by the independent auditors to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser if such services related directly to the operations and financial reporting of the Fund.

(e)(2) None of the services described above, provided in the fiscal year ended October 31, 2005 or the fiscal year ended October 31, 2004, were approved pursuant to the de minimis exception provided in Rule 2-01(c)(7)(i)(C) of Regulation S-X promulgated by the SEC.

(f) Not applicable.

(g) Not applicable.

(h) Not Applicable.

ITEM 5: Audit Committee of Listed Registrant.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee of the Registrant is comprised of: Frank B. Foster, III, Charles D. Dickey, Jr. and Robert P. Hauptfuhrer.


ITEM 6: Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, as registrant is not a closed-end management investment company.

ITEM 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable, as registrant is not a closed-end management investment company.

ITEM 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable, as registrant is not a closed-end management investment company.

ITEM 10: Submission of Matters to a Vote of Security Holders

No material changes.

ITEM 11: CONTROLS AND PROCEDURES.

            (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

            (a)(1) Not applicable.

            (a)(2) Separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            (a)(3) Not applicable.

            (b) Certification of principal executive officer and principal financial officer of the Registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   Signatures

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Investment Advisors Funds

BY: /s/ Johannes B. van den Berg
    ----------------------------
    Johannes B. van den Berg
    President

Date: January 6, 2006

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /s/ Johannes B. van den Berg
    ----------------------------
    Johannes B. van den Berg
    President
    (Principal Executive Officer)

Date: January 6, 2006

BY: /s/ Richard Walz
    ------------------
    Richard Walz
    Treasurer
    (Principal Financial Officer)

Date: January 6, 2006